Exhibit 99.1

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

Collection Period Start	1-Jul-21	Distribution Date	16-Aug-21
Collection Period End	31-Jul-21	30/360 Days	30
Beg. of Interest Period	15-Jul-21	Actual/360 Days	32
End of Interest Period	16-Aug-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,027,540.24	309,186,327.94	256,917,443.14	0.1705928
Total Securities		1,506,027,540.24	309,186,327.94	256,917,443.14	0.1705928
Class A-1 Notes	2.598810%	175,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	2.710000%	530,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	0.00	0.00	0.00	0.0000000
Class A-3 Notes	2.760000%	437,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	2.780000%	108,000,000.00	53,158,787.70	889,902.90	0.0082398
Certificates	0.000000%	256,027,540.24	256,027,540.24	256,027,540.24	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	52,268,884.80	123,151.19	483.9711556	1.1402888
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	52,268,884.80	123,151.19

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					4,654,141.12
Monthly Interest					2,431,107.26

Total Monthly Payments					7,085,248.38
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					275,766.25
Aggregate Sales Proceeds Advance					1,283,260.36

Total Advances					1,559,026.61
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					58,831,470.68
Excess Wear and Tear and Excess Mileage					37,851.77
Remaining Payoffs					0.00
Net Insurance Proceeds					529,647.34
Residual Value Surplus					1,466,438.07

Total Collections					69,509,682.85

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		1,592,045.00			68
Involuntary Repossession		79,314.00			4
Voluntary Repossession		—			—
Full Termination		3,086,621.00			118
Bankruptcty		—			—
Insurance Payoff			528,438.71		26
Customer Payoff				1,382,100.08	79
Grounding Dealer Payoff				51,664,564.93	2,871
Dealer Purchase				2,310,132.67	119

Total		4,757,980.00	528,438.71	55,356,797.68	3,285

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	20,168	395,653,144.13	7.00000%	309,186,327.94
Total Depreciation Received		(6,306,937.07)		(5,054,922.82)
Principal Amount of Gross Losses	(40)	(652,359.23)		(516,994.80)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(13)	(360,025.20)		(270,909.89)
Scheduled Terminations	(3,250)	(59,145,691.17)		(46,426,057.29)

Pool Balance - End of Period	16,865	329,188,131.46		256,917,443.14
Remaining Pool Balance
Lease Payment				19,401,136.45
Residual Value				237,516,306.69

Total				256,917,443.14

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	69,509,682.85
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	69,509,682.85
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	389,693.18
3. Reimbursement of Sales Proceeds Advance	1,152,388.00
4. Servicing Fee:
Servicing Fee Due	257,655.27
Servicing Fee Paid	257,655.27
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	1,799,736.45
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	123,151.19
Class A-4 Notes Monthly Interest Paid	123,151.19
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	123,151.19
Total Note and Certificate Monthly Interest Paid	123,151.19
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	67,586,795.21
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	52,268,884.80
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	52,268,884.80
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	15,317,910.41

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,137.70
Required Reserve Account Amount			7,530,137.70
Beginning Reserve Account Balance			7,530,137.70
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,137.70
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			15,317,910.41
Gross Reserve Account Balance			22,848,048.11
Remaining Available Collections Released to Seller			15,317,910.41
Total Ending Reserve Account Balance			7,530,137.70

V. POOL STATISTICS

Weighted Average Remaining Maturity			2.95
Monthly Prepayment Speed			113%
Lifetime Prepayment Speed			70%

		$	units
Recoveries of Defaulted and Casualty Receivables		770,898.35
Securitization Value of Defaulted Receivables and Casualty Receivables		516,994.80	40
Aggregate Defaulted and Casualty Gain (Loss)		253,903.55
Pool Balance at Beginning of Collection Period		309,186,327.94
Net Loss Ratio
Current Collection Period		0.0821%
Preceding Collection Period		0.1156%
Second Preceding Collection Period		0.0755%
Third Preceding Collection Period		0.0873%
Cumulative Net Losses for all Periods		-0.1107%	(1,667,353.42)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.65%	2,013,828.09	141
61-90 Days Delinquent	0.14%	444,309.30	32
91-120 Days Delinquent	0.07%	215,333.52	16
More than 120 Days	0.01%	44,667.33	2

Total Delinquent Receivables:	0.86%	2,718,138.24	191

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.23%	0.25%
Preceding Collection Period		0.21%	0.23%
Second Preceding Collection Period		0.21%	0.25%
Third Preceding Collection Period		0.18%	0.20%
60 Day Delinquent Receivables		791,646.50
Delinquency Percentage		0.26%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		4,678,666.00	186
Securitization Value		3,213,098.69	186

Aggregate Residual Value Surplus (Loss)		1,465,567.31

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		444,962,434.71	26,200
Cumulative Securitization Value		375,860,862.58	26,200

Cumulative Residual Value Surplus (Loss)		69,101,572.13

Book Amount of Extensions		19,387.19
Number of Extensions		1

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			1,433,555.91
Reimbursement of Outstanding Advance			1,152,388.00
Additional Advances for current period			1,283,260.36

Ending Balance of Residual Advance			1,564,428.27

Beginning Balance of Payment Advance			732,022.63
Reimbursement of Outstanding Payment Advance			389,693.18
Additional Payment Advances for current period			275,766.25

Ending Balance of Payment Advance			618,095.70

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO